Cash flow statement	12 Months Ended
Dec. 31, 2025
Disclosure of cash flow statement [Abstract]
Cash flow statement	Note 37: Cash flow statement
(A)Change in operating assets

	2025 £m	2024 £m	2023 £m
Change in amounts due from fellow Lloyds Banking Group undertakings	(623)	280	(24)
Change in other financial assets held at amortised cost	(23,183)	(19,683)	9,394
Change in financial assets at fair value through profit or loss	42	(459)	(491)
Change in derivative financial instruments	1,188	(3,182)	279
Change in other operating assets	144	1,048	(235)
Change in operating assets	(22,432)	(21,996)	8,923
(B)Change in operating liabilities

	2025 £m	2024 £m	2023 £m
Change in deposits from banks	(59)	(413)	(1,101)
Change in customer deposits	13,413	9,841	(4,219)
Change in repurchase agreements	(193)	58	(10,888)
Change in amounts due to fellow Lloyds Banking Group undertakings	(1,188)	(298)	(408)
Change in financial liabilities at fair value through profit or loss	(513)	(703)	(138)
Change in derivative financial instruments	(1,362)	1,480	(1,584)
Change in debt securities in issue at amortised cost	6,822	(7,160)	3,393
Change in other operating liabilities[1]	(1,506)	1,665	(380)
Change in operating liabilities	15,414	4,470	(15,325)
1Includes a decrease of £233 million (2024: decrease of £370 million; 2023: increase of £329 million) in respect of lease liabilities.
Note 37: Cash flow statement continued
(C)Non-cash and other items

	2025 £m	2024 £m	2023 £m
Interest expense and hedging valuation adjustments on subordinated liabilities[1]	536	275	399
Revaluation of investment properties	–	–	1
Net credit in respect of defined benefit schemes	(37)	(11)	(79)
Depreciation and amortisation	3,420	3,371	2,851
Regulatory and legal provisions	953	880	661
Other provision movements	(33)	(170)	7
Allowance for loan losses	864	507	335
Write-off of allowance for loan losses, net of recoveries	(1,094)	(1,028)	(1,113)
Impairment (credit) charge on undrawn balances	(71)	(48)	10
Impairment credit on financial assets at fair value through other comprehensive income	(1)	(3)	(2)
Foreign exchange impact on balance sheet[2]	167	92	273
Other non-cash items	1,613	2,739	3,182
Total non-cash items	6,317	6,604	6,525
Contributions to defined benefit schemes	(152)	(175)	(1,345)
Payments in respect of regulatory and legal provisions	(276)	(378)	(362)
Total other items	(428)	(553)	(1,707)
Non-cash and other items	5,889	6,051	4,818
1Hedging valuation adjustments on subordinated debt, previously reported within other non-cash items, is presented together with interest expenses on subordinated liabilities.
2When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.
(D)Acquisition of Group undertakings and businesses

	2025 £m	2024 £m	2023 £m
Net assets acquired:
Cash and cash equivalents	–	–	38
Intangible assets	–	–	182
Other assets	–	–	672
Deferred tax	–	–	(58)
Other liabilities	–	–	(646)
Goodwill arising on acquisition	–	–	143
Cash consideration	–	–	331
Less cash and cash equivalents acquired	–	–	(38)
Net cash outflow arising from acquisitions of subsidiaries and businesses	–	–	293
(E)Analysis of cash and cash equivalents as shown in the balance sheet

	2025 £m	2024 £m	2023 £m

Cash and balances at central banks	37,720	42,396	57,909
Less mandatory reserve deposits[1]	(37)	(21)	(1,740)
	37,683	42,375	56,169
Loans and advances to banks and reverse repurchase agreements	14,893	13,278	15,186
Less amounts with a maturity of three months or more	(11,977)	(5,941)	(4,817)
	2,916	7,337	10,369
Total cash and cash equivalents	40,599	49,712	66,538
1Mandatory reserve deposits are held with local central banks in accordance with statutory requirements. Where these deposits are not held in demand accounts and are not available to finance the Group’s day-to-day operations they are excluded from cash and cash equivalents.